Recent Accounting Statements	12 Months Ended
Dec. 31, 2015
Recent Accounting Statements [Abstract]
Recent Accounting Statements

22.   Recent Accounting Statements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “ASU No. 2014-09 – Revenue from Contracts with Customers” which provides additional guidance to clarify the principles for recognizing revenue.  The standard will also be used to develop a common revenue standard for removing inconsistencies and weaknesses, improve comparability, provide more useful information to users through improved disclosure requirements, and simplify the preparation of financial statements.  The guidance is effective for fiscal years beginning after December 15, 2017.  We are currently evaluating the impact of this ASU on our existing revenue recognition policies and disclosures.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15, “ASU No. 2014-15 - Presentation of Financial Statements-Going Concern”.   ASU 2014-15 is intended to define management's responsibility to evaluate whether there is substantial doubt about an organization's ability to continue as a going concern and to provide related footnote disclosures. This guidance is effective for us for the annual period ending December 31, 2016 and interim periods thereafter. We do not expect the adoption of this standard to have a material impact on our consolidated financial position, results of operations or cash flows.

In April 2015, the FASB issued Accounting Standards Update No. 2015-03, “ASU No. 2015-03 – Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs”.  ASU 2015-03 is intended to simplify the presentation of debt issuance costs.  Under the new guidance, debt issuance costs will be presented as a direct deduction from the carrying value of the associated debt, consistent with the existing presentation of a debt discount.  This guidance is effective for us for the annual period beginning after December 15, 2015.  We do not expect the adoption of this standard to have a material impact on our consolidated financial position, results of operations or cash flows.

In August 2015, the FASB issued Accounting Standards Update No. 2015-15, “ASU No. 2015-15- Interest – Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line of Credit Arrangements”.  This Accounting Standards Update adds SEC paragraphs pursuant to the SEC Staff Accouncement at the June 18, 2015 Emerging Issues Task Force (EITF) meeting.  Given the absence of authoritative guidance within Update 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement.  We do not expect this interpretation to have a material impact on our consolidated financial position, results of operations or cash flows.